Note 20 - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
20.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss as of  December 31, 2025 and 2024 are summarized below:

	December 31,
	2025	2024
Foreign currency translation adjustment, net of taxes of ($312) at December 31, 2025 and ($312) at December 31, 2024	$(19,490)	$(21,966)
Unrealized holding gains on interest rate swap cash flow hedge, net of taxes of $0 at December 31, 2025 and $0 at December 31, 2024	906	2,729
Unrealized holding gains on marketable securities, net of taxes of ($7) at December 31, 2025 and ($7) at December 31, 2024	21	21
Unfunded SERP liability, net of taxes of $1,003 at December 31, 2025 and $1,183 at December 31, 2024	1,389	1,989

Accumulated other comprehensive loss	$(17,174)	$(17,227)

Changes in accumulated other comprehensive (loss) income by component during the years ended December 31, 2025, 2024 and 2023 are as follows.  All amounts are net of tax.

	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Interest Rate Swap Cash Flow Hedge	Unrealized Holding Gains (Losses) on Marketable Securities	Unfunded SERP Liability		Total
Balance at January 1, 2023	$(23,107)	$5,539	$18	$1,004		$(16,546)

Other comprehensive income (loss) before reclassifications	7,221	(1,579)	1	(542)		5,101
Amounts reclassified from accumulated other comprehensive income (loss)	(537)	-	-	(55)	(a)	(592)
Net current period other comprehensive income (loss)	6,684	(1,579)	1	(597)		4,509

Balance at December 31, 2023	(16,423)	3,960	19	407		(12,037)

Other comprehensive income (loss) before reclassifications	(5,077)	(1,231)	2	1,644		(4,662)
Amounts reclassified from accumulated other comprehensive income (loss)	(466)	-	-	(62)	(a)	(528)
Net current period other comprehensive income (loss)	(5,543)	(1,231)	2	1,582		(5,190)

Balance at December 31, 2024	(21,966)	2,729	21	1,989		(17,227)

Other comprehensive income (loss) before reclassifications	2,497	(1,823)	-	(710)		(36)
Amounts reclassified from accumulated other comprehensive income (loss)	(21)	-	-	110	(a)	89
Net current period other comprehensive income (loss)	2,476	(1,823)	-	(600)		53

Balance at December 31, 2025	$(19,490)	$906	$21	$1,389		$(17,174)

(a)

This reclassification relates to the amortization of prior service costs and gains/losses associated with the Company's SERP plan.  This expense is reflected in Other income (expense), net on the accompanying consolidated statement of operations.